OPERATING SEGMENTS - Financial performance by operating segment (Details) - COP ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
OPERATING SEGMENTS
Threshold Revenue, bank corporate and government sales force targets and specializes			$ 100,000
Financial performance by operating segment
Total interest and valuation on financial instruments	$ 8,943,475	$ 9,074,683	18,040,869	$ 18,457,804
Interest income on loans and financial leases	8,336,232	8,985,495	16,707,983	17,871,247
Interest expenses	(3,756,886)	(4,141,013)	(7,695,965)	(8,166,276)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	5,186,589	4,933,670	10,344,904	10,291,528
Total credit impairment charges, net	(1,618,783)	(2,082,200)	(2,933,763)	(4,127,844)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	3,567,806	2,851,470	7,411,141	6,163,684
commissions income	1,948,046	1,767,456	3,699,938	3,451,440
commissions expenses	(918,235)	(769,458)	(1,669,168)	(1,451,846)
Total commissions, net	1,029,811	997,998	2,030,770	1,999,594
Dividends and net income on equity investments	(225,575)	112,270	(140,768)	228,906
Total operating income, net	5,113,126	5,081,463	10,671,556	10,501,789
Impairment, depreciation and amortization	(289,733)	(271,177)	(564,675)	(531,273)
Total operating expenses	(3,288,049)	(3,170,973)	(6,466,588)	(6,242,635)
Profit before income tax	1,825,077	1,910,490	4,204,968	4,259,154
Operating Segments
Financial performance by operating segment
Total interest and valuation on financial instruments	8,943,475	9,074,683	18,040,869	18,457,804
Interest income on loans and financial leases	8,336,232	8,985,495	16,707,983	17,871,247
Total debt investments	524,965	134,619	1,081,012	700,273
Derivatives, net	(18,588)	(30,599)	(12,274)	(128,490)
Total liquidity operations, net	100,866	(14,832)	264,148	14,774
Interest expenses	(3,756,886)	(4,141,013)	(7,695,965)	(8,166,276)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	5,186,589	4,933,670	10,344,904	10,291,528
Total credit impairment charges, net	(1,618,783)	(2,082,200)	(2,933,763)	(4,127,844)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	3,567,806	2,851,470	7,411,141	6,163,684
(Expenses) Revenues from transactions with other operating segments of the Bank		0
commissions income	1,948,046	1,767,456	3,699,938	3,451,440
commissions expenses	(918,235)	(769,458)	(1,669,168)	(1,451,846)
Total commissions, net	1,029,811	997,998	2,030,770	1,999,594
Other operating income	741,084	1,119,725	1,370,413	2,109,605
Dividends and net income on equity investments	(225,575)	112,270	(140,768)	228,906
Total operating income, net	5,113,126	5,081,463	10,671,556	10,501,789
Operating expenses	(2,998,316)	(2,899,796)	(5,901,913)	(5,711,362)
Impairment, depreciation and amortization	(289,733)	(271,177)	(564,675)	(531,273)
Total operating expenses	(3,288,049)	(3,170,973)	(6,466,588)	(6,242,635)
Profit before income tax	1,825,077	1,910,490	4,204,968	4,259,154
Operating Segments | Banking Colombia
Financial performance by operating segment
Total interest and valuation on financial instruments	6,974,007	7,032,810	14,181,605	14,316,497
Interest income on loans and financial leases	6,625,836	7,177,826	13,357,143	14,219,020
Total debt investments	326,345	(31,736)	692,757	334,445
Derivatives, net	(17,405)	(40,847)	(10,287)	(139,441)
Total liquidity operations, net	39,231	(72,433)	141,992	(97,527)
Interest expenses	(2,938,174)	(3,342,578)	(6,072,945)	(6,580,518)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	4,035,833	3,690,232	8,108,660	7,735,979
Total credit impairment charges, net	(1,314,422)	(1,905,696)	(2,377,416)	(3,694,885)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	2,721,411	1,784,536	5,731,244	4,041,094
(Expenses) Revenues from transactions with other operating segments of the Bank	(33,091)	(51,732)	(64,899)	(96,997)
commissions income	1,428,322	1,298,657	2,731,031	2,539,523
commissions expenses	(758,361)	(630,206)	(1,367,225)	(1,171,263)
Total commissions, net	669,961	668,451	1,363,806	1,368,260
Other operating income	211,961	527,682	303,552	877,182
Dividends and net income on equity investments	(161,152)	45,775	(164,746)	49,020
Total operating income, net	3,409,090	2,974,712	7,168,957	6,238,559
Operating expenses	(2,139,808)	(1,947,642)	(4,147,282)	(3,812,228)
Impairment, depreciation and amortization	(199,244)	(173,993)	(388,655)	(343,761)
Total operating expenses	(2,339,052)	(2,121,635)	(4,535,937)	(4,155,989)
Profit before income tax	1,070,038	853,077	2,633,020	2,082,570
Operating Segments | Banking Panama
Financial performance by operating segment
Total interest and valuation on financial instruments	654,101	735,890	1,303,962	1,496,620
Interest income on loans and financial leases	554,851	627,266	1,110,143	1,272,935
Total debt investments	74,369	80,426	143,634	160,271
Derivatives, net	536	1,482	1,312	1,255
Total liquidity operations, net	24,345	26,716	48,873	62,159
Interest expenses	(317,537)	(304,801)	(630,941)	(613,571)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	336,564	431,089	673,021	883,049
Total credit impairment charges, net	(132,548)	(50,517)	(194,406)	(111,821)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	204,016	380,572	478,615	771,228
(Expenses) Revenues from transactions with other operating segments of the Bank	(11,150)	(4,966)	(20,301)	(9,498)
commissions income	153,735	129,888	275,091	257,529
commissions expenses	(66,497)	(62,762)	(122,593)	(126,448)
Total commissions, net	87,238	67,126	152,498	131,081
Other operating income	13,989	3,637	25,301	13,202
Dividends and net income on equity investments	269	9,884	6,761	9,865
Total operating income, net	294,362	456,253	642,874	915,878
Operating expenses	(201,793)	(223,195)	(395,105)	(441,413)
Impairment, depreciation and amortization	(27,023)	(30,225)	(53,299)	(61,645)
Total operating expenses	(228,816)	(253,420)	(448,404)	(503,058)
Profit before income tax	65,546	202,833	194,470	412,820
Operating Segments | Banking El Salvador
Financial performance by operating segment
Total interest and valuation on financial instruments	442,483	456,747	869,760	915,137
Interest income on loans and financial leases	388,082	392,104	764,182	788,967
Total debt investments	53,693	55,428	104,520	115,703
Derivatives, net	475	8,959	746	10,032
Total liquidity operations, net	233	256	312	435
Interest expenses	(104,070)	(113,420)	(209,191)	(226,430)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	338,413	343,327	660,569	688,707
Total credit impairment charges, net	(63,769)	(40,323)	(130,399)	(88,743)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	274,644	303,004	530,170	599,964
(Expenses) Revenues from transactions with other operating segments of the Bank	(6,126)	(4,801)	(14,716)	(8,713)
commissions income	120,487	117,964	234,132	240,972
commissions expenses	(53,738)	(44,711)	(103,018)	(89,894)
Total commissions, net	66,749	73,253	131,114	151,078
Other operating income	11,946	6,753	23,702	10,349
Dividends and net income on equity investments	2,949	(1,305)	4,400	(1,306)
Total operating income, net	350,162	376,904	674,670	751,372
Operating expenses	(160,649)	(166,782)	(320,235)	(331,084)
Impairment, depreciation and amortization	(36,613)	(31,850)	(69,965)	(55,937)
Total operating expenses	(197,262)	(198,632)	(390,200)	(387,021)
Profit before income tax	152,900	178,272	284,470	364,351
Operating Segments | Banking Guatemala
Financial performance by operating segment
Total interest and valuation on financial instruments	474,719	485,951	911,749	1,023,001
Interest income on loans and financial leases	443,257	481,206	849,663	989,325
Total debt investments	30,618	2,749	59,626	30,026
Total liquidity operations, net	844	1,996	2,460	3,650
Interest expenses	(189,332)	(187,411)	(371,131)	(369,424)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	285,387	298,540	540,618	653,577
Total credit impairment charges, net	(89,964)	(79,638)	(189,405)	(217,172)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	195,423	218,902	351,213	436,405
(Expenses) Revenues from transactions with other operating segments of the Bank	(18,311)	(19,763)	(35,511)	(39,127)
commissions income	50,419	61,467	99,279	120,925
commissions expenses	(20,343)	(24,570)	(38,787)	(50,434)
Total commissions, net	30,076	36,897	60,492	70,491
Other operating income	17,288	35,122	53,070	72,601
Dividends and net income on equity investments	1,490	1,907	1,497	1,931
Total operating income, net	225,966	273,065	430,761	542,301
Operating expenses	(144,610)	(160,247)	(288,228)	(328,708)
Impairment, depreciation and amortization	(12,600)	(13,433)	(24,536)	(27,211)
Total operating expenses	(157,210)	(173,680)	(312,764)	(355,919)
Profit before income tax	68,756	99,385	117,997	186,382
Operating Segments | Trust
Financial performance by operating segment
Total interest and valuation on financial instruments	24	8	45	17
Interest income on loans and financial leases	24	8	45	17
Interest expenses	(51)	(28)	(85)	(61)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	(27)	(20)	(40)	(44)
Total credit impairment charges, net	(242)	(521)	(682)	(857)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	(269)	(541)	(722)	(901)
(Expenses) Revenues from transactions with other operating segments of the Bank	(14,908)	(4,683)	(27,161)	(6,227)
commissions income	105,645	90,778	214,445	177,606
commissions expenses	(957)	(1,030)	(1,822)	(1,976)
Total commissions, net	104,688	89,748	212,623	175,630
Other operating income	2,927	2,442	5,127	5,792
Dividends and net income on equity investments	6,461	4,649	14,495	15,157
Total operating income, net	98,899	91,615	204,362	189,451
Operating expenses	(37,510)	(41,183)	(75,544)	(82,421)
Impairment, depreciation and amortization	(732)	(469)	(1,387)	(926)
Total operating expenses	(38,242)	(41,652)	(76,931)	(83,347)
Profit before income tax	60,657	49,963	127,431	106,104
Operating Segments | Investment Banking
Financial performance by operating segment
Total interest and valuation on financial instruments	1	1	2	5
Total debt investments	1	1	2	5
Interest expenses	0	0	0	(1)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1	1	2	4
Total credit impairment charges, net	(781)	(740)	40	(131)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	(780)	(739)	42	(127)
(Expenses) Revenues from transactions with other operating segments of the Bank	2,374	3,635	5,593	7,018
commissions income	32,484	23,486	40,624	24,153
commissions expenses	(53)	(61)	(83)	(119)
Total commissions, net	32,431	23,425	40,541	24,034
Other operating income	546	(340)	925	(416)
Dividends and net income on equity investments	(137,689)	(4,631)	(127,408)	2,570
Total operating income, net	(103,118)	21,350	(80,307)	33,079
Operating expenses	(12,340)	(12,267)	(23,717)	(24,561)
Impairment, depreciation and amortization	(19)	(53)	(46)	(109)
Total operating expenses	(12,359)	(12,320)	(23,763)	(24,670)
Profit before income tax	(115,477)	9,030	(104,070)	8,409
Operating Segments | Brokerage
Financial performance by operating segment
Total interest and valuation on financial instruments	9,145	11,491	18,024	23,074
Interest income on loans and financial leases	1,465	1,140	2,998	2,393
Total debt investments	5,960	6,273	13,324	17,501
Derivatives, net	(208)	(193)	(2,059)	(336)
Total liquidity operations, net	1,928	4,271	3,761	3,516
Interest expenses	(44)	(59)	(86)	(130)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	9,101	11,432	17,938	22,944
Total credit impairment charges, net	(11)	16	(4)	106
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	9,090	11,448	17,934	23,050
(Expenses) Revenues from transactions with other operating segments of the Bank	21,416	18,596	40,753	34,535
commissions income	37,091	26,592	64,236	53,503
commissions expenses	(2,348)	(2,124)	(4,644)	(4,473)
Total commissions, net	34,743	24,468	59,592	49,030
Other operating income	946	(1,386)	1,987	1,641
Dividends and net income on equity investments	1,773	(341)	3,096	310
Total operating income, net	67,968	52,785	123,362	108,566
Operating expenses	(44,617)	(47,194)	(92,197)	(92,545)
Impairment, depreciation and amortization	(713)	(755)	(1,389)	(1,525)
Total operating expenses	(45,330)	(47,949)	(93,586)	(94,070)
Profit before income tax	22,638	4,836	29,776	14,496
Operating Segments | International Banking
Financial performance by operating segment
Total interest and valuation on financial instruments	319,880	289,458	615,687	563,931
Interest income on loans and financial leases	251,616	243,657	481,788	479,557
Total debt investments	33,979	21,422	67,149	41,834
Total liquidity operations, net	34,285	24,379	66,750	42,540
Interest expenses	(167,883)	(147,836)	(330,292)	(289,592)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	151,997	141,622	285,395	274,339
Total credit impairment charges, net	(4,307)	10,171	(5,728)	9,311
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	147,690	151,793	279,667	283,650
(Expenses) Revenues from transactions with other operating segments of the Bank	97,141	108,704	189,247	204,688
commissions income	11,623	11,486	25,766	23,467
commissions expenses	(2,888)	(2,916)	(5,426)	(5,608)
Total commissions, net	8,735	8,570	20,340	17,859
Other operating income	2,967	2,621	5,522	5,712
Dividends and net income on equity investments	7	4	14	8
Total operating income, net	256,540	271,692	494,790	511,917
Operating expenses	(23,133)	(22,473)	(42,614)	(44,490)
Impairment, depreciation and amortization	(478)	(644)	(1,068)	(1,342)
Total operating expenses	(23,611)	(23,117)	(43,682)	(45,832)
Profit before income tax	232,929	248,575	451,108	466,085
Operating Segments | All other segments
Financial performance by operating segment
Total interest and valuation on financial instruments	69,115	62,327	140,035	119,522
Interest income on loans and financial leases	71,101	62,288	142,021	119,033
Total debt investments		56	0	488
Derivatives, net	(1,986)		(1,986)
Total liquidity operations, net		(17)		1
Interest expenses	(39,795)	(44,880)	(81,294)	(86,549)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	29,320	17,447	58,741	32,973
Total credit impairment charges, net	(12,739)	(14,952)	(35,763)	(23,652)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	16,581	2,495	22,978	9,321
(Expenses) Revenues from transactions with other operating segments of the Bank	(37,345)	(44,990)	(73,005)	(85,679)
commissions income	8,240	7,138	15,334	13,762
commissions expenses	(13,050)	(1,078)	(25,570)	(1,631)
Total commissions, net	(4,810)	6,060	(10,236)	12,131
Other operating income	478,514	543,194	951,227	1,123,542
Dividends and net income on equity investments	60,317	56,328	121,123	151,351
Total operating income, net	513,257	563,087	1,012,087	1,210,666
Operating expenses	(233,856)	(278,813)	(516,991)	(553,912)
Impairment, depreciation and amortization	(12,311)	(19,755)	(24,330)	(38,817)
Total operating expenses	(246,167)	(298,568)	(541,321)	(592,729)
Profit before income tax	$ 267,090	$ 264,519	$ 470,766	$ 617,937